Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Event

14. Subsequent Events

On July 1, 2014 the Company sold an undeveloped leased acreage for approximately $293,333 in cash and recognized a gain on the sale of the property of approximately $79,935.

On September 2, 2014 the Company entered into a $45,000,000 Senior Secured Note Facility (the “Notes”) with a New York based investor (the “Investor”). The initial sale of $16,000,000 in Notes occurred on September 2, 2014 with further sales to be based upon reserve based performance hurdles. The Notes bear interest at an annual rate of 15%, of which six months was prepaid at close. The Notes are due one year from the issuance date and can be redeemed by the Company at any time without penalty. The Company paid a 3% origination fee to the Investor and a 5% cash commission to its advisors on the transaction. In conjunction with the sale of the Notes, the Company issued warrants to purchase 1,300,000 of the Company’s ordinary shares at a price of $5.00. The warrants expire in five years.

On September 4, 2014 the Company repaid its loans from BBS Capital Fund, LP and Hauser Holdings, LLC with accrued interest for total repayment of $512,500 and $828,222, respectively.

  On October 1, 2014 operations of the Company’s wells were transferred from Arabella Petroleum, LLC to AEX Operating, LLC, a wholly owned subsidiary of the Company.

  On October 8, 2014 the Company backed into a 0.5333% working interest in 6,166 gross, 5,505 net, acres held by Energen Resources Corporation in the Delaware Basin. The interest amounts to 33 gross and 29 net acres. There is currently one horizontal well producing on this project and one permitted well.

  On October 23, 2014 the Company backed into 1.371% working interest in 15,000 gross, 11,773 net, acres held by Brigham Resources Operating, LLC in the Delaware Basin. The interest amounts to 206 gross and 161 net acres. There are currently two vertical wells, one horizontal well and one extended reach horizontal well producing on this project.

  Between September 29, 2014 and November 7, 2014, over a series of five separate transactions, the Company acquired additional working interests in all of its producing wells, Locker State #1H (18.0%), Graham #1H (18.0%), Woods #1H (10.0%), Vastar State #1V (5.0%), Jackson #1H (7.1%) and Emily Bell #1H (1.5%), as well as the drilled, but yet to be completed, Woods #2H (4.5%) and the completed, but currently shut in, SM Prewitt #1H (18.0%). Additionally, it acquired an additional 18.0% of all of the remaining undrilled working interests in the SM Prewitt, Locker State and Graham leases, 16.5% of the undrilled Johnson 103 and 138 leases as well as 5.0% of all of the remaining undrilled working interests in the Woods, Vastar State, Jackson and Emily Bell leases. Across the five transactions, the Company will pay, in the aggregate, approximately $2.2 million and will issue 112,250 ordinary shares.